Document and Entity Information	Oct. 16, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 16, 2024
Entity Registrant Name	Universal Stainless & Alloy Products, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39467
Entity Tax Identification Number	25-1724540
Entity Address Address Line 1	600 Mayer Street
Entity Address City Or Town	Bridgeville
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15017
City Area Code	412
Local Phone Number	257-7600
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000931584
Common Stock Par Value 0001 Per Share Custom [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	USAP
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights Custom [Member]
Document Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true